AFL-CIO HOUSING INVESTMENT TRUST                                 AFL-CIO
PERFORMANCE                                                      HOUSING  [LOGO]
as of October 31, 2006                                        INVESTMENT
                                                                   TRUST
--------------------------------------------------------------------------------

The Trust seeks to provide competitive risk-adjusted returns to its benchmark, the Lehman Aggregate Bond Index. The Trust strives to achieve superior risk-adjusted performance by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to our benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current Participants.

The performance data shown on this web site represents past performance and does not mean that the Trust will achieve similar results in the future. The investment return and principal value of an investment in the Trust will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A Prospectus containing more complete information may be obtained from the Trust by contacting the Director of Marketing and Investor Relations. The Prospectus sets forth information about the Trust that an investor should read carefully before investing.

NET ASSET GROWTH

         [THE FOLLOWING TABLE WAS REPRESENTED AS A MOUNTAIN CHART IN THE
                               PRINTED MATERIAL.]

             Net Asset Growth - October 31, 1996 to October 31, 2006

                                     HIT Net Asset Value
                                            (In Billions)

                        Oct-96                      1.37
                        Oct-97                      1.65
                        Oct-98                      1.97
                        Oct-99                      2.14
                        Oct-00                      2.39
                        Oct-01                      2.78
                        Oct-02                      3.24
                        Oct-03                      3.57
                        Oct-04                      3.71
                        Oct-05                      3.51
                        Oct-06                      3.63

o The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

o Average net assets increased by approximately 11.6% for the period October 31, 1996 to October 31, 2006.

o Approximately 85% of distributions are automatically reinvested by the Trust's Participants.

ANNUAL RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

                 Annual Returns - Periods Ended October 31, 2006

                                           1 Year    3 Year    5 Year    10 Year
HIT Net Return (1)                          5.43%     4.02%     4.80%      6.57%
Lehman Aggregate Bond Index (2)             5.19%     3.93%     4.51%      6.26%


(1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.


The performance data shown represent past performance, which is not a guarantee of future results. Investment returns and principal value will fluctuate, so that a Participant's units, when redeemed, may be worth more or less than their original cost.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                        Value Growth of $50,000 Invested

                           Lehman Aggregate Bond Index           HIT Net
       Oct-96                         50,000                     50,000
       Oct-97                         54,446                     55,157
       Oct-98                         59,529                     59,810
       Oct-99                         59,846                     60,424
       Oct-00                         64,216                     65,728
       Oct-01                         73,565                     74,748
       Oct-02                         77,895                     80,632
       Oct-03                         81,716                     83,967
       Oct-04                         86,236                     88,641
       Oct-05                         87,214                     89,639
       Oct-06                         91,739                     94,504

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

HIT Portfolio Allocation * - October 31, 2006

Construction and Permanent Mortgages                              2.98%
Multifamily Construction Mortgage-Backed Securities               9.46%
Multifamily Permanent Mortgage-Backed Securities                 48.50%
Cash and Cash Equivalents                                         1.79%
Short Term Intermediate Securities                                0.00%
US Treasury Securities                                            1.33%
Commercial MBS                                                    3.37%
Government Sponsored Enterprise Securities                        1.16%
Single Family Mortgage-Backed Securities                         30.99%
State Housing Finance Agency Securities                           0.42%
                                                                -------
                                                                100.00%

* Includes funded and unfunded commitments

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.